Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

ADDITIONAL PAY VERSUS PERFORMANCE INFORMATION

The following table provides certain information on “Pay versus Performance” for the Principal Executive Officer (PEO) and the Non-PEO Named Executive Officers (NEO) for the years presented:

					Value of
					Initial Fixed
					$100
					Investment
	Summary		Average Summary	Average Compensation	Based on
	Compensation	Compensation	Compensation Table	Actually Paid to	Total
	Table Total	Actually Paid	Total for Non-PEO	Non-PEO	Shareholder	Net Income
Year	For PEO (1)(2)	To PEO (1)(2)	NEOs (1)(2)	NEOs (1)(2)	Return (3)	(in thousands)
2024	$597,130	$597,130	$402,884	$402,884	$99	$14,008
2023	$602,118	$602,118	$383,979	$383,979	$97	$13,432
2022	$558,914	$558,914	$359,678	$359,678	$100	$13,739

(1)	Throughout 2024, 2023 and 2022, Kathryn Austin served as the Company’s PEO and the Company’s remaining NEOs consisted of Louise Bonvechio and Christopher Caldwell.
(2)	In accordance with the SEC’s calculation requirements, because the Company does not pay equity compensation, there is no difference between compensation amounts reported in columns (b) and (c), or columns (d) and (e).
(3)	Stock price information used in the calculation of the Total Shareholder Return (TSR) is obtained from the OTCIQ website for the Company’s Ticker Symbol, CMTV. The calculation of the TSR includes reinvested dividends.

In setting compensation for the PEO and the other two NEO’s, the Compensation Committee considers a variety of quantitative and qualitative factors and does not directly tie its decision making to changes in TSR or net income.

Named Executive Officers, Footnote		Throughout 2024, 2023 and 2022, Kathryn Austin served as the Company’s PEO and the Company’s remaining NEOs consisted of Louise Bonvechio and Christopher Caldwell.
Peer Group Issuers, Footnote		Stock price information used in the calculation of the Total Shareholder Return (TSR) is obtained from the OTCIQ website for the Company’s Ticker Symbol, CMTV. The calculation of the TSR includes reinvested dividends.
PEO Total Compensation Amount	[1],[2]	$ 597,130	$ 602,118	$ 558,914
PEO Actually Paid Compensation Amount	[1],[2]	597,130	602,118	558,914
Non-PEO NEO Average Total Compensation Amount	[1],[2]	402,884	383,979	359,678
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	402,884	383,979	359,678
Total Shareholder Return Amount	[3]	99	97	100
Net Income (Loss)		$ 14,008,000	$ 13,432,000	$ 13,739,000
PEO Name		Kathryn Austin	Kathryn Austin	Kathryn Austin

[1]	In accordance with the SEC’s calculation requirements, because the Company does not pay equity compensation, there is no difference between compensation amounts reported in columns (b) and (c), or columns (d) and (e).
[2]	Throughout 2024, 2023 and 2022, Kathryn Austin served as the Company’s PEO and the Company’s remaining NEOs consisted of Louise Bonvechio and Christopher Caldwell.
[3]	Stock price information used in the calculation of the Total Shareholder Return (TSR) is obtained from the OTCIQ website for the Company’s Ticker Symbol, CMTV. The calculation of the TSR includes reinvested dividends.